Stock Options (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
		Jan. 11, 2016	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Options to purchase ordinary shares	[1]			1,129,836
Share price				$ 0.04
Aggregate intrinsic value for the options outstanding				$ 42,551
Aggregate intrinsic value for the options exercisable				$ 28,045
Weighted average remaining contractual life				5 years
Stock-based compensation expenses				$ 1,253,449	$ 47,672
Stock issued during the period, shares			125,000
Employees Directors and NonEmployees [Member]
Stock-based compensation expenses				$ 1,253,449	$ 47,672
Stock issued during the period, shares				1,045,908
2015 Israeli Share Option Plan [Member]
Ordinary shares available for future issuance				3,732,429
2015 Israeli Share Option Plan [Member] | Maximum [Member]
Options to purchase ordinary shares		6,000,000

[1]	On March 25, 2019, the Company's Board of Directors approved the employment agreement (the "Agreement") with Dr. Herman Weiss, ("Dr. Weiss") whereby will serve as the Company's Chief Executive Officer effective retroactive commencing August 1, 2018, in exchange for compensation package that include inter alia stock options to purchase 5% of the Company's issued and outstanding shares as of March 25, 2019, at an exercise price equal to the fair market value of the Company's shares on the grant date, in accordance with the vesting schedule under which 25% of the stock options will vest on grant and the remaining 75% of the stock options will vest upon consummation of the Company's planned public offering ("Performance Milestone"). On April 29, 2019 (the "Commitment Date"), the Company held its Annual General Meeting of Shareholders, at which the Company's shareholders approved inter alia the aforesaid Agreement.The likelihood that the Performance Milestone for consummation of the Company's planned public offering was determined to be remote due to termination of Dr. Weiss from his position as the Company's Chief Executive Officer at the beginning of January 2020 (see also Note 18B). Thus, During the year ended December 31, 2019, stock-based compensation expense has not been recorded with respect to the Performance Milestone.At the Commitment Date, the Company by assistance of third-party appraiser measured the fair value of 1,129,836 stock options which are not subject to Performance Milestone in total amount of $207,541 by using Black-Scholes-Merton pricing model in which the assumptions that have been used are as follows: expected dividend yield of 0%; risk-free interest rate of 2.54%; expected volatility of 125.2%, and stock options exercise period based upon the stated terms. Consequently, the Company recorded stock-based compensation expense in such amount as part of "General and Administrative Expenses" line in operations in the accompanying statement of operations.